Cover	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2023
Current Fiscal Year End Date	--03-31
Entity File Number	000-53361
Entity Registrant Name	Ecoark Holdings, Inc
Entity Central Index Key	0001437491
Entity Tax Identification Number	30-0680177
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 Pearl Parkway Suite 200
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	800
Local Phone Number	762-7293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ZEST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Ecoark Holdings, Inc.